Related Party Transactions	12 Months Ended
Dec. 31, 2012
Appalachian Power Co [Member]
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 10 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 12.

Interconnection Agreement

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generating assets from its distribution and transmission operations. Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and to approve a new Power Coordination Agreement among APCo, I&M and KPCo. A decision from the FERC is expected in mid-2013. See "Corporate Separation and Termination of Interconnection Agreement" section of Note 2.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2012, 2011 and 2010:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and affiliates for the years ended December 31, 2012, 2011 and 2010:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). This sharing was based upon each company's MLR until the FERC approved a new TA effective November 2010. The new TA will be phased-in for retail rates, added KGPCo and WPCo as parties to the agreement and changed the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2012 and 2011 related to the new TA:

	Years Ended December 31,
Company	2012	2011
	(in thousands)
APCo	$20,264	$4,608
I&M	5,689	1,538
OPCo	6,090	17,186

The charges shown above are recorded in Other Operation expenses on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries for the year ended December 31, 2010 related to the original TA:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$(16,079)
I&M	(25,188)
OPCo	49,281

The net charges (credits) shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$942	$31	$-
I&M	32,639	21,852	17,208

APCo and I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses. The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$19,961	$15,460	$12,548
APCo	34,725	27,455	28,241
KPCo	74	122	133
OPCo	39,956	36,980	44,160
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	20,917	25,356	20,729

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These purchases are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the year ended December 31, 2010:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

OVEC

AEP, OPCo and several nonaffiliated utility companies jointly own OVEC. As of December 31, 2012, AEP's and OPCo's ownership and investment in OVEC were as follows:

	December 31, 2012
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

OVEC's owners, along with APCo and I&M, are members to an intercompany power agreement. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,200 MWs, in proportion to their respective power participation ratios. The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital. In 2011, the intercompany power agreement was extended until June 2040.

AEP, OPCo and other nonaffiliated owners authorized environmental investments related to their ownership interests and OVEC's Board of Directors authorized capital expenditures totaling $1.4 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at OVEC's two generating plants. As of December 31, 2012, OVEC completed financing of $1.4 billion required for these environmental projects through debt issuances. As of December 31, 2012, one plant was operating with new environmental controls and the other plant is scheduled to be operational with new environmental controls during the second quarter of 2013.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2012, 2011 and 2010 were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$98,417	$114,311	$105,307
I&M	49,239	57,192	52,687
OPCo	125,013	145,207	133,776

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

Purchases from OVEC under the Interconnection Agreement

In 2011, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, that were recorded at net book value, for the years ended December 31, 2012, 2011 and 2010:

Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Indiana Michigan Power Co [Member]
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 10 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 12.

Interconnection Agreement

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generating assets from its distribution and transmission operations. Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and to approve a new Power Coordination Agreement among APCo, I&M and KPCo. A decision from the FERC is expected in mid-2013. See "Corporate Separation and Termination of Interconnection Agreement" section of Note 2.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2012, 2011 and 2010:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and affiliates for the years ended December 31, 2012, 2011 and 2010:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). This sharing was based upon each company's MLR until the FERC approved a new TA effective November 2010. The new TA will be phased-in for retail rates, added KGPCo and WPCo as parties to the agreement and changed the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2012 and 2011 related to the new TA:

	Years Ended December 31,
Company	2012	2011
	(in thousands)
APCo	$20,264	$4,608
I&M	5,689	1,538
OPCo	6,090	17,186

The charges shown above are recorded in Other Operation expenses on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries for the year ended December 31, 2010 related to the original TA:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$(16,079)
I&M	(25,188)
OPCo	49,281

The net charges (credits) shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Unit Power Agreements (UPA)

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility. Subsequently, I&M assigns 30% of the power to KPCo. See the "UPA between AEGCo and KPCo" section below. I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC. The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant. KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement. The KPCo UPA ends in December 2022.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$942	$31	$-
I&M	32,639	21,852	17,208

APCo and I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $1.6 million and $2.9 million for railcar services provided in 2012 and 2011, respectively, and billed PSO $232 thousand and $287 thousand in 2012 and 2011, respectively. These billings for SWEPCo, and costs for I&M and PSO, are recorded in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses. The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$19,961	$15,460	$12,548
APCo	34,725	27,455	28,241
KPCo	74	122	133
OPCo	39,956	36,980	44,160
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	20,917	25,356	20,729

Services Provided by AEP River Operations LLC

AEP River Operations LLC provides services for barge towing, chartering and general and administrative expenses to I&M. The costs are recorded by I&M as Other Operation expenses. For the years ended December 31, 2012, 2011 and 2010, I&M recorded expenses of $24 million, $24 million and $28 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These purchases are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the year ended December 31, 2010:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

OVEC

AEP, OPCo and several nonaffiliated utility companies jointly own OVEC. As of December 31, 2012, AEP's and OPCo's ownership and investment in OVEC were as follows:

	December 31, 2012
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

OVEC's owners, along with APCo and I&M, are members to an intercompany power agreement. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,200 MWs, in proportion to their respective power participation ratios. The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital. In 2011, the intercompany power agreement was extended until June 2040.

AEP, OPCo and other nonaffiliated owners authorized environmental investments related to their ownership interests and OVEC's Board of Directors authorized capital expenditures totaling $1.4 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at OVEC's two generating plants. As of December 31, 2012, OVEC completed financing of $1.4 billion required for these environmental projects through debt issuances. As of December 31, 2012, one plant was operating with new environmental controls and the other plant is scheduled to be operational with new environmental controls during the second quarter of 2013.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2012, 2011 and 2010 were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$98,417	$114,311	$105,307
I&M	49,239	57,192	52,687
OPCo	125,013	145,207	133,776

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

Purchases from OVEC under the Interconnection Agreement

In 2011, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, that were recorded at net book value, for the years ended December 31, 2012, 2011 and 2010:

Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Ohio Power Co [Member]
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 10 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 12.

Interconnection Agreement

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generating assets from its distribution and transmission operations. Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and to approve a new Power Coordination Agreement among APCo, I&M and KPCo. A decision from the FERC is expected in mid-2013. See "Corporate Separation and Termination of Interconnection Agreement" section of Note 2.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2012, 2011 and 2010:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and affiliates for the years ended December 31, 2012, 2011 and 2010:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). This sharing was based upon each company's MLR until the FERC approved a new TA effective November 2010. The new TA will be phased-in for retail rates, added KGPCo and WPCo as parties to the agreement and changed the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2012 and 2011 related to the new TA:

	Years Ended December 31,
Company	2012	2011
	(in thousands)
APCo	$20,264	$4,608
I&M	5,689	1,538
OPCo	6,090	17,186

The charges shown above are recorded in Other Operation expenses on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries for the year ended December 31, 2010 related to the original TA:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$(16,079)
I&M	(25,188)
OPCo	49,281

The net charges (credits) shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Unit Power Agreements (UPA)

Lawrenceburg UPA between OPCo and AEGCo

In March 2007, OPCo and AEGCo entered into a ten-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo's purchase of the plant in May 2007. The UPA has an option for an additional two-year period. I&M operates the plant under an agreement with AEGCo. Under the UPA, OPCo pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses. These payments are due regardless of whether the plant is operating. The fuel and operation and maintenance payments are based on actual costs incurred. All expenses are trued up periodically.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income. The coal transloading expenses in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$942	$31	$-
I&M	32,639	21,852	17,208

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses. The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$19,961	$15,460	$12,548
APCo	34,725	27,455	28,241
KPCo	74	122	133
OPCo	39,956	36,980	44,160
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	20,917	25,356	20,729

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These purchases are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the year ended December 31, 2010:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

OVEC

AEP, OPCo and several nonaffiliated utility companies jointly own OVEC. As of December 31, 2012, AEP's and OPCo's ownership and investment in OVEC were as follows:

	December 31, 2012
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

OVEC's owners, along with APCo and I&M, are members to an intercompany power agreement. Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,200 MWs, in proportion to their respective power participation ratios. The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital. In 2011, the intercompany power agreement was extended until June 2040.

AEP, OPCo and other nonaffiliated owners authorized environmental investments related to their ownership interests and OVEC's Board of Directors authorized capital expenditures totaling $1.4 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at OVEC's two generating plants. As of December 31, 2012, OVEC completed financing of $1.4 billion required for these environmental projects through debt issuances. As of December 31, 2012, one plant was operating with new environmental controls and the other plant is scheduled to be operational with new environmental controls during the second quarter of 2013.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2012, 2011 and 2010 were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$98,417	$114,311	$105,307
I&M	49,239	57,192	52,687
OPCo	125,013	145,207	133,776

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

Purchases from OVEC under the Interconnection Agreement

In 2011, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, that were recorded at net book value, for the years ended December 31, 2012, 2011 and 2010:

Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Global Borrowing Notes

As of December 31, 2012 and 2011, AEP has an intercompany note in place with OPCo. The debt is reflected in Long-term Debt – Affiliated on OPCo's balance sheets. OPCo accrues interest for its share of the global borrowing and remits the interest to AEP. The accrued interest is reflected in Accrued Interest on OPCo's balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Public Service Co of Oklahoma [Member]
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 10 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 12.

Interconnection Agreement

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generating assets from its distribution and transmission operations. Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and to approve a new Power Coordination Agreement among APCo, I&M and KPCo. A decision from the FERC is expected in mid-2013. See "Corporate Separation and Termination of Interconnection Agreement" section of Note 2.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2012, 2011 and 2010:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and affiliates for the years ended December 31, 2012, 2011 and 2010:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). This sharing was based upon each company's MLR until the FERC approved a new TA effective November 2010. The new TA will be phased-in for retail rates, added KGPCo and WPCo as parties to the agreement and changed the allocation method.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
PSO	$12,300	$9,000	$10,600
SWEPCo	(12,300)	(9,000)	(10,500)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expenses on PSO's statements of income.

Cook Coal Terminal

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $1.6 million and $2.9 million for railcar services provided in 2012 and 2011, respectively, and billed PSO $232 thousand and $287 thousand in 2012 and 2011, respectively. These billings for SWEPCo, and costs for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These purchases are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the year ended December 31, 2010:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, that were recorded at net book value, for the years ended December 31, 2012, 2011 and 2010:

Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Southwestern Electric Power Co [Member]
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 10 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 12.

Interconnection Agreement

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generating assets from its distribution and transmission operations. Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and to approve a new Power Coordination Agreement among APCo, I&M and KPCo. A decision from the FERC is expected in mid-2013. See "Corporate Separation and Termination of Interconnection Agreement" section of Note 2.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East Companies' and AEP West Companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2012, 2011 and 2010:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and affiliates for the years ended December 31, 2012, 2011 and 2010:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East Companies' and AEP West Companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). This sharing was based upon each company's MLR until the FERC approved a new TA effective November 2010. The new TA will be phased-in for retail rates, added KGPCo and WPCo as parties to the agreement and changed the allocation method.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
PSO	$12,300	$9,000	$10,600
SWEPCo	(12,300)	(9,000)	(10,500)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expenses on PSO's statements of income.

Cook Coal Terminal

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income. The railcar maintenance revenues in 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $1.6 million and $2.9 million for railcar services provided in 2012 and 2011, respectively, and billed PSO $232 thousand and $287 thousand in 2012 and 2011, respectively. These billings for SWEPCo, and costs for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These purchases are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the year ended December 31, 2010:

Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property. There were no gains or losses recorded on the transactions. The following tables show the sales and purchases, that were recorded at net book value, for the years ended December 31, 2012, 2011 and 2010:

Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.